Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Accumulated deficit	Other reserves [1]
Beginning balance at Dec. 31, 2020	$ 393,052	$ 274,126	$ 331,718	$ (292,680)	$ 79,888
Loss for the period	(1,207,256)			(1,207,256)
Other comprehensive income	10,874				10,874
Equity and comprehensive income	(803,330)	274,126	331,718	(1,499,936)	90,762
Equity-settled share-based payments	4,449				4,449
Issuance of share capital as consideration for the merger with CIIG	1,591,090	8,543	711,625		870,922
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival	0	(211,064)	4,602,685		(4,391,621)
Initial share capital of Arrival	35	35
Reduction of capital of Arrival	0	(35)			35
Conversion of warrants	136,318	954	67,843		67,521
Acquisition of own shares	(178)				(178)
Ending balance at Jun. 30, 2021	928,384	72,559	5,713,871	(1,499,936)	(3,358,110)
Beginning balance at Dec. 31, 2021	1,225,578	74,046	5,844,397	(1,597,061)	(3,095,804)
Loss for the period	(99,950)			(99,950)
Impact from the change of the currency of the shares from EUR to USD	0	(3,729)			3,729
Other comprehensive income	(95,051)				(95,051)
Other comprehensive income	(91,322)
Equity and comprehensive income	1,030,577	70,317	5,844,397	(1,697,011)	(3,187,126)
Equity-settled share-based payments	13,761				13,761
RSP repurchases	(554)				(554)
SOP exercised	20				20
Ending balance at Jun. 30, 2022	$ 1,043,804	$ 70,317	$ 5,844,397	$ (1,697,011)	$ (3,173,899)

[1]	Other reserves comprise of foreign currency translation, share base payments reserves relating to Arrival Share Option Plan 2020 (“SOP”), Restricted Share Plan (“RSP”) and Restricted Stock Unit (“RSU”) and equity reserves which are not distributable.